Fees Summary	Jul. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,380,000
Previously Paid Amount	0.00
Total Fee Amount	351.29
Total Offset Amount	0.00
Net Fee	351.29
Narrative - Max Aggregate Offering Price	$ 2,380,000
Final Prospectus	true